united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number      811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN      46208

(Address of principal executive offices)          (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian St. Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:      7/31

Date of reporting period:     1/31/10

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Mirzam Capital Appreciation Fund

Semi-Annual Report

January 31, 2010

Fund Advisor:

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, Florida 33469

Toll Free (888) 693-8056

Mirzam Capital Appreciation Fund [MIRZX]

During the period July 31, 2009 to January 31, 2010, Mirzam Capital Appreciation Fund [MIRZX] increased +10.16%, compared to an increase of +9.87% for the S&P 500 Index. For the one year period ended January 31, 2010, Mirzam has appreciated +47.10%, compared to +33.14% for the S&P 500 Index.

The Fund offers investors a concentrated portfolio of stocks that we believe include some of the world’s best companies. Great companies command a dominant position in their markets. They should generate healthy streams of free cash flow that are liberally distributed to shareholders, and place the interests of shareholders above those of executives. We feel that employee stock option programs serve as an obtuse way of transferring shareholder wealth to executives. We search out companies that shun this form of executive compensation or use it very sparingly. In our opinion, stock option programs dilute shareholders and, contrary to conventional thinking, misalign the short-term compensation objectives of executives with the long-term wealth accumulation goals of shareholders. Once we have allocated capital to these standout companies, we tend to hold them for the long haul. Consequently, the Fund’s portfolio turnover is very low. This characteristic helps make the Fund more tax efficient, which should please shareholders in light of the Obama Administration’s intention to increase the capital gains tax.

The companies in the Fund conduct business all over the globe, representing commodities, energy, telecommunications, pharmaceuticals, industrial materials, chemicals, utilities, and consumer staples. The portfolio has little, if any, direct exposure to media, technology, and financials.

We continue to ignore the confusing clatter in the media, preferring rather to focus on our research effort and extensive due diligence to find attractive investment opportunities. We do not time the market, because we believe that time in the market, not market timing, is the best course of action to achieve satisfactory long-term performance.

Fortunately, we had relatively few shareholder redemptions the past 18 months. Many funds with large redemptions during the market crash were forced to sell stocks to meet redemptions at the worst possible times. This may have negatively impacted their portfolio returns. We want to thank our shareholders for their long-term commitment to the Fund, which we believe has served them particularly well during the recent past. The Fund is not suitable for investors who want to park their cash while they await more favorable market conditions.

The Fund has had a good six- and 12-month period behind it. We are of the belief that the global economy is improving, which augers well for future returns. However, it would be unrealistic to believe that volatility and market shocks of all kinds will not arise from time to time. In our opinion, the best way to deal with such eventualities is to know what you own and have faith that these companies will ride the storm and emerge better able to face the opportunities in a recovering market now populated by fewer competitors, because only the fittest survive. Long-term investors with confidence in their portfolios do not panic. We encourage our shareholders to buy into our long-term approach to investing.

The views expressed are those of the investment advisor as of January 31, 2010, and are not intended as a forecast or as investment recommendations.

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-693-8056.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Standard & Poor’s 500® Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Standard & Poor’s 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The returns of the Index are not reduced by any fees or operating expenses. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. Member FINRA.

The chart above assumes an initial investment of $10,000 made on August 14, 2007 (commencement of Fund operations) and held through January 31, 2010. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The Standard & Poor’s 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Mirzam Capital Appreciation Fund, and to obtain performance data current to the most recent month end or to request a copy of the prospectus, please call 1-888-693-8056. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

Availability of Portfolio Schedule– (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q is available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses– (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mirzam Capital Appreciation Fund	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period* August 1, 2009 - January 31, 2010
Actual	$1,000.00	$1,101.65	$10.59
Hypothetical**	$1,000.00	$1,015.12	$10.16

*Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Mirzam Capital Appreciation Fund
Schedule of Investments
January 31, 2010
(Unaudited)

Common Stocks - 88.89%	Shares	Value

Agriculture Chemicals - 4.22%
Syngenta AG (b)	5,000	$ 255,300

Bituminous Coal & Lignite Surface Mining - 1.61%
Yanzhou Coal Mining Co., Ltd. (b)	5,000	97,100

Cable & Other Pay Television Services - 0.86%
Net Servicos de Comunicacao S.A. (b)	4,400	52,052

Cement, Hydraulic - 2.15%
Eagle Materials, Inc.	5,700	130,017

Crude Petroleum & Natural Gas - 5.33%
PetroChina Co., Ltd. (b)	1,100	122,639
Unit Corp. (a)	4,380	199,465
		322,104

Cutlery, Handtools & General Hardware - 1.14%
Simpson Manufacturing Co., Inc.	2,800	69,048

Deep Sea Foreign Transportation of Freight - 3.95%
DryShips, Inc. (a)	6,900	37,950
Ship Finance International, Ltd.	13,900	201,133
		239,083

Electric Services - 1.37%
CPFL Energia S.A. (b)	1,400	82,726

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.34%
Emerson Electric Co.	3,400	141,236

Food & Kindred Products - 3.77%
Campbell Soup Co.	2,000	66,220
Nestle SA (b)	3,400	161,534
		227,754

Industrial Organic Chemicals - 2.21%
Methanex Corp.	6,000	133,920

Meat Packing Plants - 1.02%
Seaboard Corp.	50	61,500

Metal Mining - 3.96%
Freeport-McMoRan Copper & Gold, Inc.	600	40,014
Southern Copper Corp.	7,500	199,725
		239,739

Natural Gas Transmission - 3.36%
TransCanada Corp.	6,370	203,267

Oil & Gas Field Exploration Services - 2.28%
Compagnie Generale de Geophysique - Veritas (a) (b)	5,650	137,690

Personal Credit Institutions - 0.26%
Advance America Cash Advance Centers, Inc.	3,200	15,456

Petroleum Refining - 3.03%
Statoil ASA (b)	8,200	183,352

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Common Stocks - 88.89% - continued	Shares	Value

Pharmaceutical Preparations - 9.83%
GlaxoSmithKline plc (b)	1,400	$ 54,614
Johnson & Johnson	2,150	135,149
Pfizer, Inc.	7,100	132,486
Teva Pharmaceutical Industries, Ltd. (b)	4,800	272,256
		594,505

Plastics, Materials, Synthetic Resins, & Nonvulcan Elastomers - 1.34%
Dow Chemical Company / The	3,000	81,270

Primary Production of Aluminum - 2.83%
Aluminum Corporation of China, Ltd. (a) (b)	6,900	171,189

Radiotelephone Communications - 2.72%
SK Telecom Co., Ltd. (b)	2,080	36,046
Tele Norte Leste Participacoes S.A. (b)	2,100	37,422
Vimpel - Communications (b)	5,000	90,700
		164,168

Railroad Equipment - 0.11%
FreightCar America, Inc.	350	6,825

Refuse Systems - 0.25%
American Ecology Corp.	970	15,375

Retail - Variety Stores - 0.57%
Wal-Mart Stores, Inc.	650	34,730

Secondary Smelting & Refining of Nonferrous Metals - 1.23%
Titanium Metals Corp. (a)	6,400	74,432

Services - Engineering, Accounting, Research, Management - 2.40%
Paychex, Inc.	5,000	144,950

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 11.50%
ArcelorMittal (b) (c)	3,000	116,040
Carpenter Technology Corp.	3,000	80,400
Gerdau S.A. (b)	6,900	92,805
Tenaris S.A. (b)	4,500	198,000
Ternium S.A. (a) (b)	7,000	208,320
		695,565

Surgical & Medical Instruments & Apparatus - 1.08%
China Medical Technologies, Inc. (b)	5,000	65,350

Telephone Communications (No Radiotelephone) - 11.43%
America Movil SAB de C.V. - Series A (b)	850	37,145
China Mobile, Ltd. (b)	4,700	220,665
Hutchison Telecommunications Hong Kong Holdings Ltd. (b)	3,000	7,200
Hutchison Telecommunications International, Ltd. (a) (b)	3,000	12,360
PT Telekomunikasi Indonesia (b)	2,500	99,000
Telefonica S.A. (b)	3,000	214,800
Turkcell Iletisim Hizmetleri A.S. (b)	5,500	100,045
		691,215

Women's, Misses', and Juniors Outerwear - 0.74%
Cherokee, Inc.	2,800	44,940

TOTAL COMMON STOCKS (Cost $5,532,237)		5,375,858

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Schedule of Investments - continued
January 31, 2010
(Unaudited)

Limited Partnerships - 1.00%	Shares	Value

Pope Resources, Ltd. LP	700	$ 17,080
Terra Nitrogen Co., L.P.	425	43,031

TOTAL LIMITED PARTNERSHIPS (Cost $75,848)		60,111

Income Trusts - 3.87%

Pengrowth Energy Trust	12,120	122,412
Precision Drilling Trust	14,361	111,585

TOTAL INCOME TRUSTS (Cost $358,107)		233,997

Money Market Securities - 6.23%

Huntington Money Market Fund - Trust Shares, 0.01% (d)	376,937	376,937

TOTAL MONEY MARKET SECURITIES (Cost $376,937)		376,937

TOTAL INVESTMENTS (Cost $6,343,129) - 99.99%		$ 6,046,903

Other assets less liabilities - 0.01%		903

TOTAL NET ASSETS - 100.00%		$ 6,047,806

(a) Non-income producing.
(b) American Depositary Receipts.
(c) New York Registered
(d) Variable rate security; the money market rate shown represents the rate at January 31, 2010.

*See accompanying notes which are an integral part of these financial statements.

Percentage of
Diversification of Assets:	Net Assets
Bermuda	3.33%
Brazil	4.38%
Britain	0.90%
Canada	9.44%
China	7.54%
France	2.28%
Greece	0.63%
Hong Kong	3.97%
Indonesia	1.64%
Israel	4.50%
Luxembourg	8.64%
Mexico	0.61%
Norway	3.03%
Republic of Korea (South)	0.60%
Russian Federation	1.50%
Spain	3.55%
Switzerland	6.89%
Turkey	1.66%
United States	34.90%
Other assets less liabilities	0.01%
Total	100.00%

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Statement of Assets and Liabilities
January 31, 2010
(Unaudited)

Assets:
Investments in securities:
At cost	$ 6,343,129
At fair value	$ 6,046,903
Receivable due from Advisor (a)	14,143
Dividends receivable	5,939
Prepaid expenses	802
Interest receivable	2
Total assets	6,067,789

Liabilities:
Payable to administrator, fund accountant and transfer agent	7,922
Payable to trustees and officers	3,078
Accrued 12b-1 fees	1,374
Payable to custodian	925
Other accrued expenses	6,684
Total liabilities	19,983

Net Assets:	$ 6,047,806

Net Assets consist of:
Paid in capital	$ 6,425,457
Accumulated undistributed net investment income (loss)	(6,373)
Accumulated net realized gain(loss) on investments	(75,052)
Net unrealized appreciation (depreciation) on investments	(296,226)

Net Assets:	$ 6,047,806

Shares outstanding (unlimited number of shares authorized)	659,650

Net asset value and offering
price per share	$ 9.17

Redemption price per share ($9.17 * 98%) (b)	$ 8.99

(a) See Note 4 in the Notes to the Financial Statements.
(b) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Statement of Operations
For the six months ended January 31, 2010
(Unaudited)

Investment Income
Dividend income (net of foreign withholding tax of $5,181)	$ 66,251
Interest income	19
Total Investment Income	66,270

Expenses
Investment advisor fee (a)	45,618
Transfer agent expense	18,562
Administration expense	15,381
Legal expense	13,076
Fund accounting expense	12,602
12b-1 fees	7,603
Auditing expense	7,058
Trustee expense	4,625
CCO expense	4,010
Pricing expense	2,642
Custodian expense	2,548
Miscellaneous expense	722
Registration expense	651
Insurance expense	585
Printing expense	162
Total Expenses	135,845
Less: Waiver & reimbursement by Advisor (a)	(75,022)
Net operating expenses	60,823
Net Investment Income	5,447

Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investment securities	(11,486)
Change in unrealized appreciation (depreciation) on
investment securities	555,958
Net realized and unrealized gain (loss) on investment securities	544,472
Net increase (decrease) in net assets resulting from operations	$ 549,919

(a) See Note 4 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Statement of Changes In Net Assets

	Six months
	ended	Year
	January 31, 2010	Ended
Increase (decrease) in net assets from:	(Unaudited)	July 31, 2009
Operations:
Net investment income	$ 5,447	$ 97,838
Net realized gain (loss) on investment securities	(11,486)	(54,407)
Change in unrealized appreciation (depreciation) on investment securities	555,958	(679,385)
Net increase (decrease) in net assets resulting from operations	549,919	(635,954)

Distributions to shareholders:
From net investment income	(11,820)	(102,848)
From net realized gain	-	(16,674)
From return of capital	-	(9,334)
Total distributions	(11,820)	(128,856)

Capital Share Transactions:
Proceeds from Fund shares sold	101,118	3,334,749
Reinvestment of distributions	11,814	128,785
Amount paid for Fund shares redeemed	(31,263)	(135,374)
Redemption fee	-	79
Net increase in net assets resulting
from capital share transactions	81,669	3,328,239

Total Increase in Net Assets	619,768	2,563,429

Net Assets
Beginning of period	5,428,038	2,864,609

End of period	$ 6,047,806	$ 5,428,038

Accumulated undistributed net investment income (loss)
included in net assets at end of period	$ (6,373)	$ -

Capital Share Transactions
Shares sold	11,204	372,355
Shares issued in reinvestment of distributions	1,269	18,303
Shares redeemed	(3,337)	(18,350)

Net increase from capital share transactions	9,136	372,308

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund
Financial Highlights
(For a share outstanding during each period)

	Six months
	ended
	January 31, 2010		Year Ended		Period Ended
	(Unaudited)		July 31, 2009		July 31, 2008	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 8.34		$ 10.30		$ 10.00
Income from investment operations:
Net investment income	0.01		0.15		0.09	(b)
Net realized and unrealized gain	0.84		(1.91)		0.27	(c)
Total from investment operations	0.85		(1.76)		0.36

Less Distributions to shareholders:
From net investment income	(0.02)		(0.16)		(0.07)
From net realized gains	-		(0.03)		-
Return of capital	-		(0.01)		-
Total distributions	(0.02)		(0.20)		(0.07)

Paid in capital from redemption fees	-		-	(d)	0.01

Net asset value, end of period	$ 9.17		$ 8.34		$ 10.30

Total Return (e)	10.16%	(f)	-16.67%		3.67%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 6,048		$ 5,428		$ 2,865
Ratio of expenses to average net assets	2.00%	(g)	2.00%		2.00%	(g)
Ratio of expenses to average net assets
before reimbursement	4.47%	(g)	5.62%		12.60%	(g)
Ratio of net investment income to
average net assets	0.18%	(g)	2.27%		0.89%	(g)
Ratio of net investment income (loss) to
average net assets before reimbursement	(2.29)%	(g)	(1.36)%		(9.72)%	(g)
Portfolio turnover rate	2.10%		1.16%		3.07%

(a) For the period August 14, 2007 (Commencement of Operations) through July 31, 2008.
(b) Per share net investment income has been calculated using the average shares method.

(c) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions in the period.

(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements

January 31, 2010

(Unaudited)

NOTE 1. ORGANIZATION

Mirzam Capital Appreciation Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on February 12, 2007 and commenced operations on August 14, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment Advisor is Mirzam Asset Management, LLC (the “Advisor”). The Advisor has retained Bastiat Capital LLC, (the “Sub-Advisor”) to serve as Sub-Advisor to provide portfolio management and related services to the Fund. The investment objective of the Mirzam Capital Appreciation Fund is to provide long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended January 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2007.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2010

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Subsequent Events – In accordance with accounting principles generally accepted in the United States of America (“GAAP”), management has evaluated subsequent events through April 1, 2010, the date the financial statements were issued and determined there were no material subsequent events.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts, limited partnerships, and income trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2010

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2010:

		Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$2,249,508	$-	$-	$2,249,508
American Depositary Receipts*	3,126,350	-	-	3,126,350
Limited Partnerships	60,111	-	-	60,111
Income Trusts	233,997	-	-	233,997
Money Market Securities	376,937	-	-	376,937
Total	$6,046,903	$-	$-	$6,046,903

* Refer to Schedule of Investments for industry classifications

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2010

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average net assets. For the six months ended January 31, 2010, before the waiver described below, the Advisor earned a fee of $45,618 from the Fund. The Advisor has contractually agreed through November 30, 2010 to waive its management fee and/or reimburse certain Fund operating expenses so that the total annual Fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, and extraordinary litigation expenses do not exceed 2.00% of the Fund’s average daily net assets. For the six months ended January 31, 2010, the Advisor waived fees of $75,022. At January 31, 2010, the Fund was owed $14,143 from the Advisor.

Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitations in place at the time of the waiver. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2009 are as follows:

Recoverable through
Amount	July 31,

$134,897	2011
$156,464	2012

For the six months ended January 31, 2010, $75,022 may be subject to potential repayment by the Fund to the Advisor through July 31, 2013.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended January 31, 2010, Unified earned fees of $15,381 for administrative services provided to the Fund. At January 31, 2010, the Fund owed Unified $2,381 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). A Trustee of the Trust is a member of management of the Custodian. For the six months ended January 31, 2010, the Custodian earned fees of $2,548 for custody services provided to the Fund. At January 31, 2010, the Fund owed the Custodian $925 for custody services.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended January 31, 2010, Unified earned fees of $9,170 from the Fund for transfer agent services and $9,392 in reimbursement of out-of-pocket expenses incurred in providing transfer agent services. For the six months ended January 31, 2010, Unified earned fees of $12,602 from the Fund for fund accounting services. At January 31, 2010, the Fund owed Unified $1,593 for transfer agent services, $1,762 in reimbursement of out-of-pocket expenses, and $2,186 for fund accounting services.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2010

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended January 31, 2010. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and officers of the Trust are officers of the Distributor and such persons may be deemed to be affiliates of the Distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Advisor a fee aggregating 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of services to shareholders, including, but not necessarily limited to, advertising, compensation to dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Advisor may pay all or a portion of these fees to any registered securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Fund’s plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. For the six months ended January 31, 2010, the Fund accrued 12b-1 fees of $7,603, of which $1,374 was unpaid to the Advisor at January 31, 2010. If the Fund is due more monies for its services rendered than are immediately payable because of the .25% expense limitation, the unpaid amount shall be carried forward from period to period while the Plan is in effect until such time as it is paid. The Fund shall not, however, be entitled to charge any interest, carrying or finance fees in connection with such carried forward amounts.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended January 31, 2010, purchases and sales of investment securities, other than short-term investments were as follows:

Amount
Purchases
U.S. Government Obligations	$-
Other	143,760
Sales
U.S. Government Obligations	$-
Other	115,185

At January 31, 2010, the appreciation (depreciation) of investments for tax purposes was as follows:

Amount
Gross Appreciation	$570,134
Gross (Depreciation)	(866,360)
Net Appreciation
(Depreciation) on Investments	$(296,226)

At January 31, 2010, the aggregate cost of securities for federal income tax purposes, was $6,343,129.

Mirzam Capital Appreciation Fund

Notes to the Financial Statements - continued

January 31, 2010

(Unaudited)

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. At January 31, 2010, Wendel & Co., for the benefit of others, owned 81.96% of the outstanding shares of the Fund. Thus, Wendel & Co. may be deemed to control the Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

On September 30, 2009, the Fund paid an income distribution of $0.0085 per share to shareholders of record on September 29, 2009.

On December 29, 2009, the Fund paid an income distribution of $0.0095 per share to shareholders of record on December 28, 2009.

The tax character of distributions paid for the fiscal years ended July 31, 2009 and 2008 were as follows:

Distributions paid from:	2009	2008
Ordinary income	$119,522	$14,448
Long-term Capital Gain	9,334	-
	$128,856	$14,448

*Short term capital gain distributions are treated as ordinary income for tax purposes.

At July 31, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$-
Unrealized appreciation (depreciation)	(915,750)
$(915,750)

The difference between distributable earnings noted above and the book basis net assets is attributable to differences in the character of income generated from certain underlying investments and post-October capital losses in the amount of $58,182.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Funds at (888) 693-8056 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly

Kenneth G.Y. Grant

OFFICERS

Melissa K. Gallagher, President

John C. Swhear, Senior Vice-President

Chris E. Kashmerick, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

William J. Murphy, Assistant Treasurer

Heather A. Bonds, Secretary

Tara Pierson, Assistant Secretary

INVESTMENT ADVISOR

Mirzam Asset Management, LLC

1 Main Street, Suite 200

Tequesta, FL 33469

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Unified Fund Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of February 18, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

     (a)(1)     Not Applicable – filed with annual report

(a)(2)     Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and     required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)     Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 3/23/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*/s/ Melissa K. Gallagher
Melissa K. Gallagher, President

Date: 3/23/2010

By
*/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, Treasurer

Date: 3/22/2010